Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares - Class A and Class B LP Units [Member]	Dec. 31, 2022 shares
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units	18,854,265
Class A LP Units [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units	12,500
Class B LP Units [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units	18,841,765